Cover	Sep. 10, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 10, 2026
Entity File Number	001-40014
Entity Registrant Name	ALLIANCE ENTERTAINMENT HOLDING CORPORATION
Entity Central Index Key	0001823584
Entity Tax Identification Number	85-2373325
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8201 Peters Road
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Plantation
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33324
City Area Code	(954)
Local Phone Number	255-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	AENT
Security Exchange Name	NASDAQ
Redeemable warrants, exercisable for shares of Class A common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, exercisable for shares of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	AENTW
Security Exchange Name	NASDAQ